Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 20, 2017
Income Tax Expense Benefits [line items]
Federal corporate income tax rate			34.43%	34.43%	38.00%
Difference in deferred taxes liabilities to change in tax rate	[1]		$ 43.3
Valuation allowances on deferred tax assets	[2]		45.5	$ 7.5	$ 6.1
Alternative minimum tax credits			$ 2.3
United States [member]
Income Tax Expense Benefits [line items]
Federal corporate income tax rate			21.00%	35.00%
Difference in deferred taxes liabilities to change in tax rate			$ 37.0
Valuation allowances on deferred tax assets			32.0
Reassessment amount			3.4
Reassessment amount			3.4
Brazil [Member]
Income Tax Expense Benefits [line items]
Taxes at stake			12.0
Withholding tax			6.1			$ 15.0
Contribution for intervening in Economic Domain			4.0			10.0
Withholding tax			6.1			15.0
Contribution for intervening in Economic Domain			4.0			$ 10.0
Brazil [Member] | Tax Audit and Litigation [Member]
Income Tax Expense Benefits [line items]
Final settlement on litigation		$ 2.7
Peru [Member]
Income Tax Expense Benefits [line items]
Withholding tax			15.0
Withholding tax			15.0
Egypt [Member]
Income Tax Expense Benefits [line items]
Reassessment amount			15.0
Final settlement on litigation			1.5
Reassessment amount			15.0
Norway [Member]
Income Tax Expense Benefits [line items]
Reassessment amount			24.0
Reassessment amount			$ 24.0

[1]	The US corporate income tax rate used for tax calculations decreased from 35% in 2016 to 21% in 2017, which had a favorable tax impact of US$37million in 2017. In France, the corporate income tax rate will reduce over a five-year period from 34.43% to 25%, which had a favorable impact on deferred taxes calculation in 2017 of US$6.3 million.
[2]	See comments on income tax benefit (expense) above.